ABERDEEN FUNDS

Aberdeen Diversified Alternatives Fund

(the “Fund”)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 23, 2014 (SEC Accession No. 0001104659-14-052880).